Debt (Schedule Long-Term Indebtedness) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Debt Instrument [Line Items]
Unamortized discount - net	$ (4,600)			$ (4,300)
Long-term debt	2,173,837			1,951,013
Current portion of long-term debt	0			0
Long-term debt	2,173,837			1,951,013
Ipalco Enterprises, Inc. [Member]
Debt Instrument [Line Items]
Unamortized discount - net	(371)			(1,347)
Long-term debt	804,629			798,653
Current portion of long-term debt	0			0
Long-term debt	804,629			798,653
Ipalco Enterprises, Inc. [Member] | 7.25% Senior Secured Notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 0		$ 33,500	400,000
Debt, stated interest rate	7.25%
Debt due date	Apr. 01, 2016
Ipalco Enterprises, Inc. [Member] | 5.00% Senior Secured Notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 400,000			400,000
Debt, stated interest rate	5.00%
Debt due date	May 01, 2018
Ipalco Enterprises, Inc. [Member] | 3.45% Senior Secured Notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 405,000			0
Debt, stated interest rate	3.45%
Debt due date	Jul. 01, 2020
Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 1,279,208			1,152,360
Unamortized discount - net	(4,242)			(2,940)
Unsecured Debt	90,000			0
Long-term debt	1,369,208			1,152,360
Current portion of long-term debt	0			0
Long-term debt	1,369,208			1,152,360
Indianapolis Power And Light Company [Member] | First Mortgage Bond 4.90% Due January 2016 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 0			30,000
Debt, stated interest rate	4.90%
Debt due date	Jan. 01, 2016
Indianapolis Power And Light Company [Member] | First Mortgage Bond 4.90% Due January 2016 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 0			41,850
Debt, stated interest rate	4.90%
Debt due date	Jan. 01, 2016
Indianapolis Power And Light Company [Member] | First Mortgage Bond 4.90% Due January 2016 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 0			60,000
Debt, stated interest rate	4.90%
Debt due date	Jan. 01, 2016
Indianapolis Power And Light Company [Member] | First Mortgage Bond 5.40% Due August 2017 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 24,650			24,650
Debt, stated interest rate	5.40%
Debt due date	Aug. 01, 2017
Indianapolis Power And Light Company [Member] | First Mortgage Bond 3.875% Due August 2021 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 55,000			55,000
Debt, stated interest rate	3.875%
Debt due date	Aug. 01, 2021
Indianapolis Power And Light Company [Member] | First Mortgage Bond 3.875% Due August 2021 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 40,000			40,000
Debt, stated interest rate	3.875%
Debt due date	Aug. 01, 2021
Indianapolis Power And Light Company [Member] | First Mortgage Bond 4.55% Due December 2024 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 40,000			40,000
Debt, stated interest rate	4.55%
Debt due date	Dec. 01, 2024
Indianapolis Power And Light Company [Member] | First Mortgage Bond 6.60% Due January 2034 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 100,000			100,000
Debt, stated interest rate	6.60%
Debt due date	Jan. 01, 2034
Indianapolis Power And Light Company [Member] | First Mortgage Bond 6.05% Due October 2036 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 158,800			158,800
Debt, stated interest rate	6.05%
Debt due date	Oct. 01, 2036
Indianapolis Power And Light Company [Member] | First Mortgage Bond 6.60% Due June 2037 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 165,000			165,000
Debt, stated interest rate	6.60%
Debt due date	Jun. 01, 2037
Indianapolis Power And Light Company [Member] | First Mortgage Bond 4.875% Due November 2041 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 140,000			140,000
Debt, stated interest rate	4.875%
Debt due date	Nov. 01, 2041
Indianapolis Power And Light Company [Member] | First Mortgage Bond 4.65% Due June 2043 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 170,000			170,000
Debt, stated interest rate	4.65%					4.65%
Debt due date	Jun. 01, 2043
Indianapolis Power And Light Company [Member] | First Mortgage Bond Nineteen [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 130,000			130,000
Debt, stated interest rate	4.50%
Debt due date	Jun. 01, 2044
Indianapolis Power And Light Company [Member] | First Mortgage Bond 4.70% Due September 2045 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 260,000			0
Debt, stated interest rate	4.70%	4.70%			4.50%
Debt due date	Sep. 01, 2045
Indianapolis Power And Light Company [Member] | Environmental Facilities Refunding Revenue Notes, Series 2015A [Member]
Debt Instrument [Line Items]
Unsecured Debt	$ 30,000			0
Debt due date	Dec. 01, 2020
Indianapolis Power And Light Company [Member] | Environmental Facilities Refunding Revenue Notes, Series 2015B [Member]
Debt Instrument [Line Items]
Unsecured Debt	$ 60,000			$ 0
Debt due date	Dec. 01, 2020